Other (expense) income - Schedule of Other (Expense) Income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Early debt redemption gains	$ 91	$ 0	$ 357	$ 0
Interest income	15	25	41	57
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans	(43)	(23)	(42)	(113)
Equity (losses) income from investments in associates and joint ventures
Loss on investment	0	(93)	0	(93)
Operations	(1)	6	(1)	21
Losses on retirements and disposals of property, plant and equipment and intangible assets	(7)	(19)	(10)	(26)
Losses on investments	(8)	(2)	(10)	(8)
Other	(85)	5	(65)	23
Total other (expense) income	$ (38)	$ (101)	$ 270	$ (139)